Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000129981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Average Annual Return, Percent	(5.83%)	(2.67%)	9.51%	5.61%
C000129983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Without Sales Load [Member] | C000129981
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.61%)	2.69%	10.69%	6.19%
Without Sales Load [Member] | C000129983
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.48%)	2.87%	10.94%	6.45%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	2.51%	9.80%	11.69%	6.43%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	2.51%	9.80%	11.69%	6.43%